Consolidated Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 52.4	$ 120.7
Accounts receivable, net of allowance of $0.3 and $1.4	18.3	33.5
Prepaid and other current assets	37.5	41.9
Due from affiliates (Note 21)	0.0	117.1
Total current assets	108.2	313.2
Property and equipment, net	1,530.8	1,580.7
Goodwill	761.7	762.2
Intangible assets, net	519.8	586.3
Other assets	16.7	23.7
Total assets	2,937.2	3,266.1
Current liabilities:
Accounts payable	57.9	48.9
Accrued expenses	65.3	88.4
Due to affiliates (Note 21)	0.0	22.7
Current portion of long-term debt, capital leases and other financing obligations	50.3	65.0
Deferred revenue	60.7	60.2
Other current liabilities	10.0	6.8
Total current liabilities	244.2	292.0
Long-term debt, net of current portion	896.5	1,311.5
Capital leases and other financing obligations, net of current portion	937.8	933.1
Deferred income taxes	29.9	77.8
Warrant liabilities	64.7	0.0
Other liabilities	158.2	93.9
Total liabilities	2,331.3	2,708.3
Commitments and contingencies (Note 19)
Shareholders' equity:
Preferred Stock, $0.0001 par value; 10,000,000 shares authorized; none issued and outstanding	0.0	0.0
Class A common stock, $0.0001 par value; 500,000,000 shares authorized; 166,207,190 and 115,745,455 shares issued and outstanding as of December 31, 2021 and December 31, 2020, respectively	0.0	0.0
Additional paid-in capital	1,816.5	1,504.6
Accumulated other comprehensive income	10.8	16.7
Accumulated deficit	(1,221.4)	(963.5)
Total shareholders' equity	605.9	557.8
Total liabilities and shareholders' equity	$ 2,937.2	$ 3,266.1